Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$301,100,534.80	$24,626,298.86	$276,474,235.94	0.582051	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$440,480,534.80	$24,626,298.86	$415,854,235.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$482,916,269.11	$455,951,502.49	0.304834
YSOC Amount	$39,044,532.93	$36,706,065.17
Adjusted Pool Balance	$443,871,736.18	$419,245,437.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$301,100,534.80	4.87000%	30/360	$1,221,966.34
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$440,480,534.80			$1,802,977.34

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$482,916,269.11	$455,951,502.49
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$443,871,736.18	$419,245,437.32
Number of Receivables Outstanding	36,598	35,683
Weighted Average Contract Rate	3.95%	3.95%
Weighted Average Remaining Term (months)	31.7	30.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,578,376.79
Principal Collections	$26,702,826.56
Liquidation Proceeds	$244,265.54
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$28,525,468.89
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$28,525,468.89

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$402,430.22	$402,430.22	$—	$—	$28,123,038.67
Interest - Class A-1 Notes	$—	$—	$—	$—	$28,123,038.67
Interest - Class A-2 Notes	$—	$—	$—	$—	$28,123,038.67
Interest - Class A-3 Notes	$1,221,966.34	$1,221,966.34	$—	$—	$26,901,072.33
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$26,509,562.33
First Allocation of Principal	$—	$—	$—	$—	$26,509,562.33
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$26,452,271.33
Second Allocation of Principal	$—	$—	$—	$—	$26,452,271.33
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$26,391,703.33
Third Allocation of Principal	$7,675,097.48	$7,675,097.48	$—	$—	$18,716,605.85
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,644,963.85
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,084,963.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,084,963.85
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,693,762.47
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,693,762.47
Remaining Funds to Certificates	$1,693,762.47	$1,693,762.47	$—	$—	$—
Total	$28,525,468.89	$28,525,468.89	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$39,044,532.93
Increase/(Decrease)	$(2,338,467.76)
Ending YSOC Amount	$36,706,065.17

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$443,871,736.18	$419,245,437.32
Note Balance	$440,480,534.80	$415,854,235.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	23	$261,940.06
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	173	$244,265.54
Monthly Net Losses (Liquidation Proceeds)			$17,674.52
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			0.22%
Preceding Collection Period			(0.06)%
Current Collection Period			0.05%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$4,375,138.66
Cumulative Net Loss Ratio			0.29%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.45%	116	$2,055,302.45
60-89 Days Delinquent	0.17%	41	$771,916.57
90-119 Days Delinquent	0.07%	13	$336,553.14
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.69%	170	$3,163,772.16

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$101,566.67
Total Repossessed Inventory		7	$161,765.26

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		54	$1,108,469.71
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.23%
Current Collection Period			0.24%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.87	0.19%	49	0.14%